Earnings per Share and Stock-Based Compensation - Changes in Restricted Stock (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	May 18, 2010	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Schedule Of Restricted Stock Granted [Line Items]
Outstanding shares, beginning balance		12,325,499	13,399,381	12,731,430	15,909,101
Granted		150,000	375,000	2,315,000	4,403,407
Forfeited	(1,696,345)	(1,376,505)	(942,553)	(889,511)	(6,868,016)
Outstanding shares, ending balance		10,052,866	12,325,499	13,399,381	12,731,430
Restricted Stock [Member]
Schedule Of Restricted Stock Granted [Line Items]
Outstanding shares, beginning balance		801,667
Granted		90,000
Vested		(680,000)
Forfeited		(26,667)
Outstanding shares, ending balance		185,000